Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial, Inc. (the “Company”)

Credit Suisse Commercial Mortgage Securities Corp.

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re: CSMC Trust 2017-PFHP – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “CSMC Trust 2017-PFHP - Annex A_11.28.17.xlsx” provided to us on November 28, 2017 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and 20 related mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral in the offering of the CSMC Trust 2017-PFHP Commercial Mortgage Pass-Through Certificates, Series 2017-PFHP. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Cut-Off Date” means the payment date in December 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA
November 28, 2017

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Year Built	Appraisal
Renovated Date	Appraisal
Franchise Brand	Franchise Agreement
Franchise Expiration Date	Franchise Estoppel, Franchise Agreement, Management Agreement
Manager	Management Agreement
Units	Underwritten Financial Summary Report
Unit Type	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Ownership Interest	Title
Original Allocated Mortgage Loan Amount ($)	Loan Agreement
Cut-Off Date Allocated Mortgage Loan Amount ($)	Loan Agreement
Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Loan Agreement
Maturity Allocated Mortgage Loan Amount ($)	Loan Agreement
Addit Debt Permitted (Y/N)	Loan Agreement
Addit Debt Exist (Y/N)	Loan Agreement
As-Is Appraised Date	Appraisal
Spread (%)	Loan Agreement
Assumed LIBOR	Provided by the Company
Index	Loan Agreement
Amortization Type	Loan Agreement
Accrual Type	Loan Agreement
I/O Period	Loan Agreement
Term	Loan Agreement
Rem. Term	Loan Agreement
Amort. Term	Loan Agreement
Rem. Amort.	Loan Agreement
Seasoning	Loan Agreement
Payment Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
A-1

Attribute	Source Document
Note Date	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Extended Maturity Date	Loan Agreement
Original String	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Partial Release Provisions	Loan Agreement
Assumption Fees	Loan Agreement
Portfolio As-Is Appraised Value ($)	Appraisal
Individual Aggregate As-Is Appraised Value ($)	Appraisal
As-Stabilized Appraised Date	Appraisal
Portfolio As-Stabilized Appraised Value ($)	Appraisal
Individual Aggregate As-Stabilized Appraised Value ($)	Appraisal
2013 Occupancy	Underwritten Financial Summary Report
2014 Occupancy	Underwritten Financial Summary Report
2015 Occupancy	Underwritten Financial Summary Report
2016 Occupancy	Underwritten Financial Summary Report
TTM October 2017 Occupancy	Underwritten Financial Summary Report
Underwritten Occupancy	Underwritten Financial Summary Report
2013 Average Daily Room Rate ($)	STR Report
2014 Average Daily Room Rate ($)	STR Report
2015 Average Daily Room Rate ($)	STR Report
2016 Average Daily Room Rate ($)	STR Report
TTM October 2017 Average Daily Room Rate ($)	STR Report
Underwritten Average Daily Room Rate ($)	STR Report
2013 RevPAR ($)	STR Report
2014 RevPAR ($)	STR Report
2015 RevPAR ($)	STR Report
2016 RevPAR ($)	STR Report
TTM October 2017 RevPAR ($)	STR Report
Underwritten RevPAR ($)	STR Report
2013 Total Revenues ($)	Underwritten Financial Summary Report
2014 Total Revenues ($)	Underwritten Financial Summary Report
2015 Total Revenues ($)	Underwritten Financial Summary Report
2016 Total Revenues ($)	Underwritten Financial Summary Report
TTM October 2017 Total Revenue ($)	Underwritten Financial Summary Report
UW Total Revenue ($)	Underwritten Financial Summary Report
2013 Total Expenses ($)	Underwritten Financial Summary Report
2014 Total Expenses ($)	Underwritten Financial Summary Report
A-2

Attribute	Source Document
2015 Total Expenses ($)	Underwritten Financial Summary Report
2016 Total Expenses ($)	Underwritten Financial Summary Report
TTM October 2017 Total Expenses ($)	Underwritten Financial Summary Report
UW Total Expenses ($)	Underwritten Financial Summary Report
2013 NOI ($)	Underwritten Financial Summary Report
2014 NOI ($)	Underwritten Financial Summary Report
2015 NOI ($)	Underwritten Financial Summary Report
2016 NOI ($)	Underwritten Financial Summary Report
TTM October 2017 NOI ($)	Underwritten Financial Summary Report
Underwritten NOI ($)	Underwritten Financial Summary Report
2013 Replacement Reserves ($)	Underwritten Financial Summary Report
2014 Replacement Reserves ($)	Underwritten Financial Summary Report
2015 Replacement Reserves ($)	Underwritten Financial Summary Report
2016 Replacement Reserves ($)	Underwritten Financial Summary Report
TTM October 2017 Replacement Reserves ($)	Underwritten Financial Summary Report
Underwritten Replacement Reserves ($)	Underwritten Financial Summary Report
2013 NCF ($)	Underwritten Financial Summary Report
2014 NCF ($)	Underwritten Financial Summary Report
2015 NCF ($)	Underwritten Financial Summary Report
2016 NCF ($)	Underwritten Financial Summary Report
TTM October 2017 NCF ($)	Underwritten Financial Summary Report
Underwritten NCF ($)	Underwritten Financial Summary Report
Engineering Report Date	Engineering Report
Phase I Date	Environmental Report
PML Study	Engineering Report
PML%	Seismic Report
HOTEL14_OCC	STR Report
HOTEL14_ADR	STR Report
HOTEL14_REVPAR	STR Report
HOTEL15_OCC	STR Report
HOTEL15_ADR	STR Report
HOTEL15_REVPAR	STR Report
HOTEL16_OCC	STR Report
HOTEL16_ADR	STR Report
HOTEL16_REVPAR	STR Report
Most Recent Occupancy % (Hotel Only)	STR Report
Most Recent ADR	STR Report
Most Recent RevPAR	STR Report
2015 Historical Capital Expenditures	Capex Summary Schedule
2016 Historical Capital Expenditures	Capex Summary Schedule
A-3

Attribute	Source Document
2017 Historical Capital Expenditures	Capex Summary Schedule
TOTAL Historical Capital Expenditures	Capex Summary Schedule
Lockbox (Y/N)	Loan Agreement
Lockbox In-place	Loan Agreement
Lockbox Type	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management (Springing/In-Place)	Loan Agreement
Cash Management Trigger	Loan Agreement
CapEx Reserve Flag Y/N/Springing	Loan Agreement
Tax Escrow Flag Y/N/Springing	Loan Agreement
Upfront RE Tax Reserve	Loan Agreement
Monthly RE Tax Reserve	Loan Agreement
Insurance Escrow Flag Y/N/Springing	Loan Agreement
Upfront Ins. Reserve	Loan Agreement
Monthly Ins. Reserve	Loan Agreement
Interest on Taxes & Insurance	Loan Agreement
Upfront CapEx Reserve	Loan Agreement
Monthly Capex Reserve	Loan Agreement
Interest on Capex Reserves	Loan Agreement
Upfront Other Reserve	Loan Agreement
Other Description	Loan Agreement
Monthly Other Reserve	Loan Agreement
Interest on Other Reserve	Loan Agreement
Capex Escrow Cash or LOC	Loan Agreement
RE Tax Escrow Cash or LOC	Loan Agreement
Insurance Escrow Cash or LOC	Loan Agreement
Other Reserve Cash or LOC	Loan Agreement
A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service	The sum of the Spread and the Assumed LIBOR multiplied by Original Allocated Mortgage Loan Amount ($) multiplied by Actual/360
Monthly Debt Service	Annual Debt Service times twelve
Portfolio "As-Is" LTV	Portfolio As-Is Appraised Value ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Individual "As-Is" LTV	Individual Aggregate As-Is Appraised Value ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Portfolio "As-Stabilized" LTV	Portfolio As-Stabilized Appraised Value ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Individual "As-Stabilized" LTV	Individual Aggregate As-Stabilized Appraised Value ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Cut-Off Date Allocated Mortgage Loan Amount per Room ($)	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by Units
Portfolio Appraised Value Per Room ($)	Portfolio As-Is Appraised Value ($) divided by Units
As-Is Appraised Value Per Room ($)	Individual Aggregate As-Is Appraised Value ($) divided by Units
As-Stabilized Appraised Value Per Room ($)	Individual Aggregate As-Stabilized Appraised Value ($) divided by Units
UW NOI Debt Yield	Underwritten NOI ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
UW NOI DSCR	Underwritten NOI ($) divided by Annual Debt Service
UW NCF Debt Yield	Underwritten NCF ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
UW NCF Debt Yield	Underwritten NCF ($) divided by Annual Debt Service
Capex Per Room	TOTAL Historical Capital Expenditures divided by Units

B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1